Document and Entity Information	Jan. 10, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No 1
Entity Registrant Name	CECO ENVIRONMENTAL CORP.
Document Period End Date	Jan. 10, 2022
Entity Central Index Key	0000003197
Entity File Number	000-7099
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	13-2566064
Entity Address, Address Line One	14651 North Dallas Parkway
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	513
Local Phone Number	458-2600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CECE
Security Exchange Name	NASDAQ